Basis of Presentation and summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Sep. 30, 2023
Non-compete agreements
Intangible assets
Useful economic life	5 years
Trademarks
Intangible assets
Useful economic life	10 years
Customer contracts
Intangible assets
Useful economic life	2 years
Customer relationships | Minimum
Intangible assets
Useful economic life	10 years
Customer relationships | Maximum
Intangible assets
Useful economic life	20 years